Revenue from contracts with customers - Performance Obligations (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 155,192	$ 21,847	¥ 195,245
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	102,978	14,497	117,906
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 52,214	$ 7,350	¥ 77,339